OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

                                                                                                                                                           January 4, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re: Oppenheimer International Small Company Fund
Reg. No. 333-31537; File No. 811-08299

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 22, 2010.

Sincerely,

/s/Adrienne M. Ruffle, Esq.

Adrienne M. Ruffle, Esq.

Vice President and Associate Counsel

cc:     Kramer Levin Neftalis & Frankel LLP

            Taylor Edwards, Esq.

            Gloria LaFond